Shareholders' capital - Schedule of Preferred Shares (Details) $ / shares in Units, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Apr. 01, 2024 $ / shares
Stockholders Equity Note [Line Items]
Carrying amount | $	$ 184,300		$ 184,300
Series A Shares
Stockholders Equity Note [Line Items]
Number of shares (in shares) | shares	4,800,000	4,800,000
Price per share (CAD per share) | $ / shares		$ 25.00
Carrying amount	$ 100,500	$ 116,500
Series D Shares
Stockholders Equity Note [Line Items]
Number of shares (in shares) | shares	4,000,000	4,000,000
Price per share (CAD per share) | $ / shares				$ 25
Carrying amount	$ 83,800	$ 97,300